Financial risk management (Details 9) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans and borrowings
Financial instruments and risk management
Financial liabilities, carrying amount	$ 138,735	$ 150,262
Derivatives
Financial instruments and risk management
Financial liabilities, carrying amount	2,370
Liquidity risk
Financial instruments and risk management
Financial liabilities, carrying amount	177,666	209,299
Non-derivative financial liabilities, Contractual cash flow	201,125	251,047
Liquidity risk | Suppliers and other payables
Financial instruments and risk management
Financial liabilities, carrying amount	4,803	4,480
Non-derivative financial liabilities, Contractual cash flow	4,803	4,480
Liquidity risk | Loans and borrowings
Financial instruments and risk management
Financial liabilities, carrying amount	138,735	150,262
Non-derivative financial liabilities, Contractual cash flow	161,076	188,261
Liquidity risk | Lease liabilities
Financial instruments and risk management
Financial liabilities, carrying amount	9,495	9,275
Non-derivative financial liabilities, Contractual cash flow	10,443	10,484
Liquidity risk | Accounts payable for business acquired
Financial instruments and risk management
Financial liabilities, carrying amount	9,911	28,103
Non-derivative financial liabilities, Contractual cash flow	10,081	30,643
Liquidity risk | Contract liability
Financial instruments and risk management
Financial liabilities, carrying amount	6,766	9,931
Non-derivative financial liabilities, Contractual cash flow	6,766	9,931
Liquidity risk | Other liabilities (current and non-current)
Financial instruments and risk management
Financial liabilities, carrying amount	5,586	7,248
Non-derivative financial liabilities, Contractual cash flow	5,586	7,248
Liquidity risk | Derivatives
Financial instruments and risk management
Financial liabilities, carrying amount	2,370
Non-derivative financial liabilities, Contractual cash flow	2,370
Liquidity risk | 6 months or less
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	40,779	37,072
Liquidity risk | 6 months or less | Suppliers and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	4,803	4,480
Liquidity risk | 6 months or less | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	15,714	11,919
Liquidity risk | 6 months or less | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	2,425	2,695
Liquidity risk | 6 months or less | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	4,938	799
Liquidity risk | 6 months or less | Contract liability
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	6,766	9,931
Liquidity risk | 6 months or less | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	3,763	7,248
Liquidity risk | 6 months or less | Derivatives
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	2,370
Liquidity risk | 6- 12 months
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	43,641	43,066
Liquidity risk | 6- 12 months | Suppliers and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	40,168	23,457
Liquidity risk | 6- 12 months | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	1,984	1,840
Liquidity risk | 6- 12 months | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	1,489	17,769
Liquidity risk | 6- 12 months | Contract liability
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 6- 12 months | Derivatives
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0
Liquidity risk | 1-2 years
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	51,069	103,733
Liquidity risk | 1-2 years | Suppliers and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	46,012	93,720
Liquidity risk | 1-2 years | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	3,297	2,760
Liquidity risk | 1-2 years | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	1,713	7,253
Liquidity risk | 1-2 years | Contract liability
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 1-2 years | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	47	0
Liquidity risk | 1-2 years | Derivatives
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0
Liquidity risk | 2-5 Years
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	65,636	67,175
Liquidity risk | 2-5 Years | Suppliers and other payables
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 2-5 Years | Loans and borrowings
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	59,182	59,164
Liquidity risk | 2-5 Years | Lease liabilities
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	2,737	3,188
Liquidity risk | 2-5 Years | Accounts payable for business acquired
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	1,941	4,823
Liquidity risk | 2-5 Years | Contract liability
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	0	0
Liquidity risk | 2-5 Years | Other liabilities (current and non-current)
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	1,776	$ 0
Liquidity risk | 2-5 Years | Derivatives
Financial instruments and risk management
Non-derivative financial liabilities, Contractual cash flow	$ 0